Performance Management - OCM MUTUAL FUND	Mar. 27, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over one, five and ten years compare to the performance of the Standard & Poor’s 500® Index (“S&P 500® Index”) and the Philadelphia Stock Exchange Gold & Silver Index (“XAU Index”). For additional information on these indexes, please see “Index Descriptions” on page 18 of this Prospectus. The performance of Atlas Class shares will differ from that of the Investor Class shares to the extent that the Classes do not have the same expenses or inception dates. Please keep in mind that past performance (before and after taxes) is not necessarily indicative of future returns. Sales loads are not reflected in the bar chart and, if those charges were included, returns would be less than those shown. Updated performance information is available on the Fund’s website (ocmgoldfund.com).

Performance Past Does Not Indicate Future [Text]	Please keep in mind that past performance (before and after taxes) is not necessarily indicative of future returns.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over one, five and ten years compare to the performance of the Standard & Poor’s 500® Index (“S&P 500® Index”) and the Philadelphia Stock Exchange Gold & Silver Index (“XAU Index”).
Bar Chart Does Not Reflect Sales Loads [Text]	The results shown in the bar chart above and best and worst quarterly returns do not reflect a sales charge. If they did, the returns would have been lower.
Bar Chart [Heading]	Atlas Class Total Return per Calendar Year (Annual Total Return as of 12/31)
Bar Chart [Table]
Bar Chart Closing [Text Block]
Note:	During the ten year period shown on the bar chart, the Atlas Class’ highest total return for a quarter was 72.97% (quarter ended June 30, 2020) and the lowest total return for a quarter was -27.14% (quarter ended June 30, 2022). The results shown in the bar chart above and best and worst quarterly returns do not reflect a sales charge. If they did, the returns would have been lower.

Highest Quarterly Return, Label [Optional Text]	highest total return for a quarter
Highest Quarterly Return	72.97%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest total return for a quarter
Lowest Quarterly Return	(27.14%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

The average annual total returns below reflect the maximum sales charge of 4.50% applicable to the Investor Class. The after-tax returns below were calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s individual tax situation and may differ from those shown, and after-tax returns are not relevant to those investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only Investor Class shares and after-tax returns for Atlas Class shares will be different from amounts shown for the Investor Class. The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its return before taxes and its return after taxes on distributions because it may include a tax benefit resulting from capital losses that would have been incurred.

Performance Table Does Reflect Sales Loads	The average annual total returns below reflect the maximum sales charge of 4.50% applicable to the Investor Class.
Performance Table Uses Highest Federal Rate	The after-tax returns below were calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s individual tax situation and may differ from those shown, and after-tax returns are not relevant to those investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”)
Performance Table Explanation after Tax Higher	The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its return before taxes and its return after taxes on distributions because it may include a tax benefit resulting from capital losses that would have been incurred.
Performance [Table]
Average Annual Total Returns
(for the periods ended December 31, 2025)	Past Year	Past 5 Years	Past 10 Years
OCM Gold Fund – Atlas Class
Return before taxes	168.04%	21.21%	24.29%
Return after taxes on distributions	162.31%	20.43%	22.35%
Return after taxes on distributions
and sale of Fund shares	99.86%	17.03%	19.99%
OCM Gold Fund – Investor Class
(includes maximum sales charge)
Return before taxes	154.69%	19.44%	22.86%
S&P 500® Index
(reflects no deduction for fees, expenses and taxes)	17.88%	14.42%	14.82%
XAU Index
(reflects no deduction for fees, expenses and taxes)	155.10%	21.88%	24.43%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only Investor Class shares and after-tax returns for Atlas Class shares will be different from amounts shown for the Investor Class.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses and taxes)
Performance Table Closing [Text Block]	The Fund uses the XAU Index because that index compares the Fund’s performance with the returns of an index of companies involved in the gold and silver mining industry.